Income Tax Provisions (Benefits) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Current:
Federal	$ 19,990	$ 3,722	$ (47,053)
State	(1,340)	(7,480)	3,908
Foreign			(273)
Total current	18,650	(3,758)	(43,418)
Deferred:
Federal	(52,831)	25,724	21,570
State	21,966	2,810	13,018
Foreign			16
Total deferred	(30,865)	28,534	34,604
Total	$ (12,215)	$ 24,776	$ (8,814)